Financial Instruments and Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) item $ / bbl	Dec. 31, 2022 CAD ($)
Commodity Price Risk
Financial Instruments and Risk Management
Increase in price per barrel of crude oil | $ / bbl	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 45	$ (70)
Foreign Currency Exchange Risk
Financial Instruments and Risk Management
Percentage of strengthening in the Cdn$ relative to the US$	1.00%	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 31	$ 100
Variable interest rates | Interest Rate Risk
Financial Instruments and Risk Management
Increase in interest rates	1.00%	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ 12	$ (8)
Proportion of floating interest rate exposure	3.20%	18.00%
Interest rate swaps | Interest Rate Risk
Financial Instruments and Risk Management
Number of derivative instruments outstanding | item	0
Weighted average | Fixed interest rates | Interest Rate Risk
Financial Instruments and Risk Management
Weighted average interest rate on total debt	6.30%	5.80%